Accounts Payable	12 Months Ended
Dec. 31, 2018
Accounts Payable [Abstract]
Accounts Payable

NOTE 9 – ACCOUNTS PAYABLE

Accounts payable as of December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Creditors	$ 1,744	$ 1,099
Brokers	2,262	1,936
Insurances	—	3
Professional and legal fees	833	680

Total accounts payable	$ 4,839	$ 3,718